Carrying Amounts of Goodwill by Operating Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill	¥ 132,893	¥ 80,525	¥ 82,107
Nidec Electronics (Thailand)
Goodwill [Line Items]
Goodwill	6,994	6,109
Nidec (Zhejiang)
Goodwill [Line Items]
Goodwill	1,044	912
Nidec Sankyo
Goodwill [Line Items]
Goodwill	27,622	26,100
Nidec Copal
Goodwill [Line Items]
Goodwill	16,462	16,462
Nidec Tosok
Goodwill [Line Items]
Goodwill	1,038	1,107
Nidec Copal Electronics
Goodwill [Line Items]
Goodwill	6,561	6,561
Nidec Techno Motor
Goodwill [Line Items]
Goodwill	2,049	2,049
Nidec Motor
Goodwill [Line Items]
Goodwill	55,008	11,984
Nidec Motors & Actuators
Goodwill [Line Items]
Goodwill	6,193	4,737
All others
Goodwill [Line Items]
Goodwill	¥ 9,922	¥ 4,504